SUBSEQUENT EVENTS (Details Narrative) - USD ($)														9 Months Ended	12 Months Ended
	Jan. 17, 2023	Jan. 03, 2023	Oct. 31, 2022	Mar. 15, 2022	Feb. 14, 2022	Jan. 26, 2022	Jan. 24, 2022	Jan. 13, 2022	Dec. 22, 2021	Oct. 01, 2020	Jun. 08, 2020	Apr. 06, 2020	Jan. 09, 2020	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Aug. 03, 2020
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period												334			16,937
Stock Issued During Period, Shares, New Issues									306,740		1,334	10,667	8,334
Shares Issued, Price Per Share																	$ 18.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																16,666	15,300
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 20.63
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised														20,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues															373,347
Stock Issued During Period, Shares, Issued for Services															14,335
Bradely Richmond [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.15
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised				20,000
Bradely Richmond [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					20,000
Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services										1,334
Shares Issued, Price Per Share										$ 18.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										2,424
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 20.63
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	50,294	3.75
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services								1,523
Shares Issued, Price Per Share								$ 26.25
Debt Instrument, Face Amount								$ 40,000
Subsequent Event [Member] | Consultants [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								3,047
Subsequent Event [Member] | Two Unrelated Investors [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							10,615
Shares Issued, Price Per Share							$ 26.25
Debt Instrument, Face Amount							$ 278,678
Subsequent Event [Member] | Two Unrelated Investors [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							21,231
Subsequent Event [Member] | Bradely Richmond [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				20,000
Stock Issued During Period, Shares, Issued for Services							11,428
Shares Issued, Price Per Share							$ 26.25
Debt Instrument, Face Amount							$ 300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.15
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised				20,000
Subsequent Event [Member] | Bradely Richmond [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted						20,000
Subsequent Event [Member] | Bradely Richmond [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							22,856
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period			18,249
Subsequent Event [Member] | Letter Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			111,091